Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	NEW WORLD FUND, INC.
Entity Central Index Key	0001073330
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 30, 2020
Document Effective Date	Oct. 30, 2020
Prospectus Date	Oct. 30, 2020
New World Fund | Class T
Prospectus:
Trading Symbol	TNWFX
New World Fund | Class 529-T
Prospectus:
Trading Symbol	TWNFX
New World Fund | Class F-3
Prospectus:
Trading Symbol	FNWFX
New World Fund | Class R-5E
Prospectus:
Trading Symbol	RNWHX
New World Fund | Class R-2E
Prospectus:
Trading Symbol	RNEBX
New World Fund | Class R-6
Prospectus:
Trading Symbol	RNWGX
New World Fund | Class F-2
Prospectus:
Trading Symbol	NFFFX
New World Fund | Class 529-F-1
Prospectus:
Trading Symbol	CNWFX
New World Fund | Class 529-E
Prospectus:
Trading Symbol	CNWEX
New World Fund | Class 529-C
Prospectus:
Trading Symbol	CNWCX
New World Fund | Class 529-A
Prospectus:
Trading Symbol	CNWAX
New World Fund | Class F-1
Prospectus:
Trading Symbol	NWFFX
New World Fund | Class C
Prospectus:
Trading Symbol	NEWCX
New World Fund | Class R-5
Prospectus:
Trading Symbol	RNWFX
New World Fund | Class R-4
Prospectus:
Trading Symbol	RNWEX
New World Fund | Class R-3
Prospectus:
Trading Symbol	RNWCX
New World Fund | Class R-2
Prospectus:
Trading Symbol	RNWBX
New World Fund | Class R-1
Prospectus:
Trading Symbol	RNWAX
New World Fund | Class A
Prospectus:
Trading Symbol	NEWFX
New World Fund | Class 529-F-3
Prospectus:
Trading Symbol	FWWNX
New World Fund | Class 529-F-2
Prospectus:
Trading Symbol	FNFWX